Concentrations and Risks	12 Months Ended
Dec. 31, 2018
Concentrations and Risks
Concentrations and Risks

3. Concentrations and Risks

a)    Telecommunications service provider

The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2016, 2017 and 2018 as follows:

	For the Year Ended
	December 31,
	2016	2017	2018
Total number of telecommunications service providers	49	52	88
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	4	2	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	81%	34%	48%

b)   Credit risk

The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, accounts receivable and short-term investments. As of December 31, 2017 and 2018, substantially all of the Group’s cash and cash equivalents and time deposits were held in major financial institutions located in the United States of America and China, which management considers being of high credit quality. Accounts receivable is typically unsecured and is generally derived from revenues earned from mobile games services (mainly relates to remittances due from payment channels and distribution channels) and advertising services. There was no individual payment channel that had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2017 and 2018. One distribution channel had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2017 and 2018, respectively, as follows:

	December 31,	December 31,
RMB in thousands	2017	2018
Distribution channel A	224,719	63,762

Short-term investments include money market funds and financial products with variable interest rates referenced to performance of underlying assets, both of which have original maturities within one year.

c)    Major customers and supplying channels

No single customer represented 10% or more of the Group’s net revenues for the years ended December 31, 2016, 2017 and 2018.

The Group relied on a distribution channel to publish the iOS version of its mobile games. Mobile game revenues generated through this distribution channel accounted for approximately 22%,  38% and 29% of the Group’s total net revenues for the years ended December 31, 2016, 2017 and 2018, respectively.

d)    Mobile games

Mobile game revenues accounted for 65%,  83% and 71% of the Group’s net revenues for the years ended December 31, 2016, 2017 and 2018, respectively.

The following table summarizes revenues generated by mobile games individually contributing more than 10% of the Group’s total mobile game revenues for the years ended December 31, 2016, 2017 and 2018, respectively.

	For the Year Ended December 31,
	2016	2017	2018
Mobile game 1	20%	72%	74%
Mobile game 2	below 10%	13%	11%
Mobile game 3	29%	below 10%	below 10%
Mobile game 4	14%	below 10%	below 10%